Interest Expense	12 Months Ended
Dec. 31, 2025
Interest Expense [Abstract]
Interest Expense
19.	INTEREST EXPENSE
Interest expense is comprised of the following:

	December 31, 2025	December 31, 2024
Interest on SVB debt facility (Note 11(a))	$—	$601,637
Other interest and accretion	—	1,936

Total	$—	$603,573